Note 17 - Investment in Joint Venture and Other Investment (Details) (USD $)	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Oct. 15, 2013	Mar. 31, 2013	Mar. 25, 2010
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Income (Loss) from Equity Method Investments	$ (2,541,775)	$ (2,023,191)	$ (1,219,692)
Investment Income, Dividend	987,604	196,196
Euromar LLC, The Joint Venture (Member) | Elton Park and Rhone [Member] | Corporate Joint Venture [Member]
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Maximum Investment							75,000,000
Equity Method Investment, Ownership Percentage, Maximum Percentage							42.857%
Conversion Ratio Company Market Value Multiplier				0.925%
Euromar LLC, The Joint Venture (Member) | Corporate Joint Venture [Member]
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Maximum Investment							25,000,000
Equity Method Investment, Ownership Percentage, Maximum Percentage							14.286%
Investment in Joint Venture, Total Maximum Investment by Members							175,000,000
Income (Loss) from Equity Method Investments	(2,500,000)	(2,000,000)	(1,200,000)
Payments to Acquire Equity Method Investments						6,250,000
Equity Method Investment, increase in maximum investment		25,000,000
Escrow Deposit					5,000,000
Limited Liability Company LLC Amount of Escrowed Cash Exchanged for Each Preferred Unit					1,000
Limited Liability Company (LLC) Preferred Unit, Issued (in Shares)					5,000
Preferred Stock, Dividend Rate, Percentage					19.00%
Period Undistributed Escrowed Funds are Returned					2 years
Investment Income, Dividend	987,604	196,196
Euromar LLC Joint Venture (Member) | Corporate Joint Venture [Member]
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Income (Loss) from Equity Method Investments	$ 240,000